Restricted Net Assets - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Net Assets Disclosure [Line Items]
Statutory reserve, annual appropriation percentage from after tax profit	10.00%
Statutory reserve, threshold limit for annual appropriation	50.00%
Appropriation to statutory reserve	$ 0	$ 0	$ 0
Prc Subsidiaries [Member]
Restricted Net Assets Disclosure [Line Items]
Net assets	$ 0
Percentage of net asset to consolidated net assets	25.00%